Fort Pitt Capital Total Return Fund
Schedule of Investments
July 31, 2024 (Unaudited)
COMMON STOCKS — 99.47% Shares Fair Value
Communications — 4.07%
Alphabet, Inc., Class A 15,241 $ 2,614,441
Consumer Discretionary — 7.19%
Amazon.com, Inc.
(a)
1,309 244,757
Lowe's Companies, Inc. 7,580 1,860,965
Lululemon Athletica, Inc.
(a)
3,436 888,756
Starbucks Corp. 16,067 1,252,423
Tractor Supply Co. 1,415 372,598
4,619,499
Consumer Staples — 3.55%
Constellation Brands, Inc., Class A 9,285 2,276,311
Energy — 1.82%
Devon Energy Corp. 24,852 1,168,790
Financials — 20.49%
Apollo Global Management Inc. 18,190 2,279,388
Arthur J. Gallagher & Co. 16,633 4,715,289
Blackstone Group L.P. (The), Class A 14,470 2,056,911
Charles Schwab Corp. (The) 30,963 2,018,478
PNC Financial Services Group, Inc. (The) 11,527 2,087,540
13,157,606
Health Care — 13.73%
Abbott Laboratories 21,934 2,323,688
Danaher Corp. 5,972 1,654,722
Merck & Co., Inc. 11,174 1,264,115
Thermo Fisher Scientific, Inc. 4,730 2,901,097
UnitedHealth Group, Inc. 1,166 671,803
8,815,425
Industrials — 18.07%
Deere & Co. 4,415 1,642,292
GXO Logistics, Inc.
(a)
25,946 1,452,457
Honeywell International, Inc. 3,553 727,477
Keysight Technologies, Inc.
(a)
4,471 624,017
Parker-Hannifin Corp. 9,971 5,595,327
RTX Corp. 13,301 1,562,734
11,604,304
Technology — 30.55%
Advanced Micro Devices, Inc.
(a)
28,530 4,122,015
Apple, Inc. 8,081 1,794,628
Broadcom, Inc. 10,880 1,748,198
Ciena Corp.
(a)
38,872 2,050,110
Coherent Corp.
(a)
30,043 2,093,396
Lam Research Corp. 1,109 1,021,655
Microsoft Corp. 10,572 4,422,796
Texas Instruments, Inc. 5,573 1,135,833
Zebra Technologies Corp., Class A
(a)
3,470 1,218,629
19,607,260

Fort Pitt Capital Total Return Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
Percentages are stated as a percent of net assets.
COMMON STOCKS — 99.47% - (continued) Shares Fair Value
Technology — 30.55% - (continued)
Total Common Stocks (Cost $29,700,215) $ 63,863,636
MONEY MARKET FUNDS — 0.65% Shares Fair Value
Invesco Government & Agency Portfolio, Institutional Class, 5.22%
(b)
416,542 416,542
Total Money Market Funds (Cost $416,542) 416,542
Total Investments — 100.12%
    (Cost $30,116,757) 64,280,178
Liabilities in Excess of Other Assets — (0.12)% (75,056)
NET ASSETS — 100.00% $ 64,205,122
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.